Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments
November 30, 2022 (Unaudited)

Convertible Bonds: 1.0%	Principal	Value
Cable & Satellite TV: 1.0%
DISH Network Corp., 2.375%, 3/15/24	340,000	$303,441
Total Convertible Bonds (cost $334,852)		303,441

Corporate Bonds: 87.5%
Advertising: 0.7%
TripAdvisor, Inc., 7.000%, 7/15/25(a)	210,000	207,400
Aerospace/Defense: 3.9%
Howmet Aerospace, Inc., 6.875%, 5/1/25	497,000	507,717
TransDigm, Inc., 6.250%, 3/15/26(a)	130,000	129,368
TransDigm, Inc., 8.000%, 12/15/25(a)	315,000	320,513
Triumph Group, Inc., 8.875%, 6/1/24(a)	198,000	202,455
		1,160,053
Air Transportation: 2.4%
Allegiant Travel Co., 8.500%, 2/5/24(a)	249,000	249,000
American Airlines, Inc., 11.750%, 7/15/25(a)	90,000	99,948
Delta Air Lines, Inc., 7.000%, 5/1/25(a)	203,000	206,855
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25(a)	165,000	166,848
		722,651
Auto Loans: 1.7%
Ford Motor Credit Co LLC, 5.584%, 3/18/24	500,000	494,375
Auto Parts & Equipment: 0.7%
The Goodyear Tire & Rubber Co., 9.500%, 5/31/25	195,000	202,827
Automakers: 0.5%
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(a)	150,000	148,535
Building & Construction: 1.4%
Meritage Homes Corp., 6.000%, 6/1/25	175,000	173,509
TRI Pointe Group Inc / TRI Pointe Homes, Inc., 5.875%, 6/15/24	230,000	229,621
		403,130
Cable & Satellite TV: 0.7%
CSC Holdings LLC, 5.250%, 6/1/24	219,000	210,970
Chemicals: 4.4%
Avient Corp., 5.750%, 5/15/25(a)	185,000	180,371
Compass Minerals International, Inc., 4.875%, 7/15/24(a)	420,000	399,000
Koppers, Inc., 6.000%, 2/15/25(a)	125,000	116,406
NOVA Chemicals Corp., 4.875%, 6/1/24(a)	405,000	394,116
OCI NV, 4.625%, 10/15/25(a)	240,000	227,076
		1,316,969
Construction & Engineering: 0.5%
Fluor Corp., 3.500%, 12/15/24	165,000	157,954
Consumer/Commercial/Lease Financing: 3.8%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25(a)	182,000	174,802
Navient Corp., 7.250%, 9/25/23	123,000	123,011
OneMain Finance Corp., 6.125%, 3/15/24	700,000	682,710
SLM Corp., 4.200%, 10/29/25	155,000	142,212
		1,122,735
Consumer-Products: 0.5%
Mattel, Inc., 5.875%, 12/15/27(a)	150,000	146,676
Department Stores: 0.4%
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	115,000	110,740
Diversified Capital Goods: 0.7%
Stevens Holding Co, Inc., 6.125%, 10/1/26(a)	200,000	201,682
Electric-Generation: 0.7%
NextEra Energy Operating Partners LP, 4.250%, 7/15/24(a)	200,000	193,258
Energy - Exploration & Production: 3.2%
EQT Corp., 6.125%, 2/1/25	190,000	190,549
Laredo Petroleum, Inc., 9.500%, 1/15/25	100,000	100,000
Occidental Petroleum Corp., 6.950%, 7/1/24	453,000	459,270
Range Resources Corp., 5.000%, 3/15/23	116,000	115,420
Range Resources Corp., 4.875%, 5/15/25	75,000	72,773
		938,012
Food - Wholesale: 1.3%
HLF Financing Sarl LLC, 7.875%, 9/1/25(a)	266,000	242,193
KeHE Distributors LLC, 8.625%, 10/15/26(a)	132,000	130,020
		372,213
Forestry/Paper: 0.7%
Clearwater Paper Corp., 5.375%, 2/1/25(a)	205,000	199,016
Gaming: 1.8%
Caesars Entertainment, Inc., 6.250%, 7/1/25(a)	255,000	252,017
International Game Technology PLC, 6.500%, 2/15/25(a)	275,000	276,414
		528,431
Gas Distribution: 3.5%
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	195,000	196,771
Buckeye Partners LP, 4.350%, 10/15/24	310,000	299,150
Crestwood Midstream Partners LP, 5.750%, 4/1/25	175,000	170,603
DCP Midstream Operating LP, 5.375%, 7/15/25	195,000	192,578
Western Midstream Operating LP, 3.350%, 2/1/25	190,000	182,117
		1,041,219
Health Facilities: 1.9%
HCA, Inc., 5.375%, 2/1/25	355,000	354,419
Tenet Healthcare Corp., 4.625%, 7/15/24	99,000	96,871
Tenet Healthcare Corp., 4.625%, 9/1/24(a)	100,000	97,900
		549,190
Hotels: 4.3%
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(a)	175,000	172,848
Park Intermediate Holdings LLC, 7.500%, 6/1/25(a)	192,000	193,440
Travel + Leisure Co., 6.600%, 10/1/25	250,000	245,625
Travel + Leisure Co., 5.650%, 4/1/24	425,000	420,210
Travel + Leisure Co., 6.625%, 7/31/26(a)	200,000	195,969
		1,228,092
Hotels, Restaurants & Leisure: 1.1%
Las Vegas Sands Corp., 3.200%, 8/8/24	340,000	324,892
Investments & Miscellaneous Financial Services: 3.0%
Icahn Enterprises LP, 6.250%, 5/15/26	268,000	264,535
Icahn Enterprises LP, 4.750%, 9/15/24	430,000	413,853
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	215,600
		893,988
Machinery: 0.6%
Hillenbrand, Inc., 5.750%, 6/15/25	180,000	179,100
Media Content: 2.6%
AMC Networks, Inc., 5.000%, 4/1/24	273,000	260,517
Univision Communications, Inc., 5.125%, 2/15/25(a)	515,000	496,975
		757,492
Monoline Insurance: 2.7%
NMI Holdings, Inc., 7.375%, 6/1/25(a)	375,000	377,014
Radian Group, Inc., 4.500%, 10/1/24	440,000	418,095
		795,109
Multi-Line Insurance: 0.7%
Enact Holdings, Inc., 6.500%, 8/15/25(a)	210,000	204,168
Non-Electric Utilities: 0.6%
AmeriGas Partners LP, 5.625%, 5/20/24	165,000	162,731
Oil Field Equipment & Services: 1.0%
Oceaneering International, Inc., 4.650%, 11/15/24	171,000	165,718
TechnipFMC PLC, 6.500%, 2/1/26(a)	137,000	131,455
		297,173
Oil Refining & Marketing: 0.6%
Methanex Corp., 4.250%, 12/1/24	195,000	188,651
Packaging: 3.7%
Ball Corp., 5.250%, 7/1/25	180,000	179,412
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	473,000	483,640
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(a)	147,000	145,774
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(a)	205,000	194,423
Pactiv LLC, 7.950%, 12/15/25	90,000	84,298
		1,087,547
Personal & Household Products: 1.1%
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25(a)	160,000	141,800
Spectrum Brands, Inc., 5.750%, 7/15/25	195,000	191,942
		333,742
Pharmaceuticals: 3.4%
Elanco Animal Health, Inc., 5.772%, 8/28/23	200,000	199,186
Owens & Minor, Inc., 4.375%, 12/15/24	625,000	596,784
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/24	200,000	197,222
		993,192
Real Estate Development & Management: 1.3%
Newmark Group, Inc., 6.125%, 11/15/23	385,000	384,026
Real Estate Investment Trusts (REITs): 5.4%
HAT Holdings I LLC, 6.000%, 4/15/25(a)	265,000	256,019
iStar, Inc., 4.750%, 10/1/24	220,000	216,448
Service Properties Trust, 7.500%, 9/15/25	155,000	149,963
Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	310,000	308,937
Starwood Property Trust, Inc., 3.750%, 12/31/24(a)	150,000	141,750
VICI Properties LP / VICI Note Co, Inc., 5.625%, 5/1/24(a)	455,000	450,604
XHR LP, 6.375%, 8/15/25(a)	100,000	97,333
		1,621,054
Recreation & Travel: 2.5%
Carnival Corp., 10.500%, 2/1/26(a)	155,000	156,876
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	205,000	209,607
Six Flags Entertainment Corp., 4.875%, 7/31/24(a)	210,000	204,127
Vail Resorts, Inc., 6.250%, 5/15/25(a)	165,000	164,828
		735,438
Restauarants: 0.5%
Dave & Buster's, Inc., 7.625%, 11/1/25(a)	155,000	155,762
Software/Services: 0.6%
NortonLifeLock, Inc., 5.000%, 4/15/25(a)	170,000	164,900
Specialty Retail: 4.1%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25(a)	175,000	174,125
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	193,000	202,360
G-III Apparel Group Ltd., 7.875%, 8/15/25(a)	215,000	208,281
Hanesbrands, Inc., 4.625%, 5/15/24(a)	215,000	208,550
Michael Kors USA, Inc., 4.250%, 11/1/24(a)	200,000	188,250
QVC, Inc., 4.850%, 4/1/24	115,000	109,492
QVC, Inc., 4.450%, 2/15/25	130,000	112,165
		1,203,223
Support - Services: 4.5%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	176,000	175,624
Matthews International Corp., 5.250%, 12/1/25(a)	168,000	156,240
Prime Security Services Borrower LLC, 5.250%, 4/15/24(a)	417,000	411,787
Sabre GLBL, Inc., 9.250%, 4/15/25(a)	220,000	219,450
United Rentals North America, Inc., 5.500%, 5/15/27	80,000	78,938
WESCO Distribution, Inc., 7.125%, 6/15/25(a)	313,000	316,913
		1,358,952
Support Activities for Mining: 0.3%
Transocean Proteus Ltd., 6.250%, 12/1/24(a)	103,500	101,430
Tech Hardware & Equipment: 0.5%
Xerox Corp., 3.800%, 5/15/24	40,000	38,100
Xerox Corp., 4.625%, 3/15/23	115,000	113,911
		152,011
Telecom - Satellite: 1.2%
Hughes Satellite Systems Corp., 6.625%, 8/1/26	380,000	353,273
Telecom - Wireless: 2.1%
Sprint LLC, 7.625%, 2/15/25	590,000	611,136
Telecom - Wireline Integrated & Services: 2.1%
Qwest Corp., 7.250%, 9/15/25	630,000	626,850
Theaters & Entertainment: 0.7%
Cinemark USA, Inc., 8.750%, 5/1/25(a)	90,000	91,802
Live Nation Entertainment, Inc., 4.875%, 11/1/24(a)	105,000	103,359
		195,161
Tobacco & Cannabis: 0.4%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	124,000	107,951
Transport Infrastructure/Services: 0.5%
XPO Logistics, Inc., 6.250%, 5/1/25(a)	147,000	148,496
Total Corporate Bonds (cost $27,083,533)		25,793,576

	Number of
Mutual Funds: 8.7%	Shares
Penn Capital Floating Rate Income Fund - Institutional Class (b)	281,784	2,569,869
Total Mutual Funds (cost $2,751,521)		2,569,869

Short-Term Investments: 3.6%
U.S. Bank Money Market Deposit Account, 2.100%(c)	1,046,816	1,046,816
Total Short-Term Investments (cost $1,046,816)		1,046,816

Total Investments - 100.7% (cost $31,216,722)		29,713,702
Liabilities in Excess of Other Assets (0.7)%		(202,944)
Net Assets: 100.0%		$29,510,758

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
As of November 30, 2022, the value of these investments was $12,648,607, or 42.9% of total net assets.

(b) Affiliated company.
(c) The rate shown is as of November 30, 2022.

Country Exposure (as a percentage of total investments)
United States	91.9%
Cayman Islands	2.3%
Canada	2.0%
United Kingdom	1.9%
Netherlands	1.4%
Panama	0.5%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Prices are determined using quoted prices in active markets for identical securities.
Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2022, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$303,441	$-	$303,441
Corporate Bonds		25,793,576		25,793,576
Mutual Funds	2,569,869			2,569,869
Short-Term Investments	1,046,816			1,046,816
Total Investments in Securities	$3,616,685	$26,097,017	$-	$29,713,702

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.